Concentrations (Details) - Schedule of Total Accounts Payable - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023		Sep. 30, 2022
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable	$ 455,430		$ 466,405
Accounts payable percentage	67.00%		59.00%
Suppliers A [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable	$ 198,507		$ 191,645
Accounts payable percentage	29.00%		24.00%
Suppliers B [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable	$ 96,278			[1]
Accounts payable percentage	14.00%			[1]
Suppliers C [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable	$ 89,493			[1]
Accounts payable percentage	13.00%			[1]
Suppliers D [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable	$ 71,151			[1]
Accounts payable percentage	11.00%			[1]
Suppliers E [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable		[1]	$ 159,767
Accounts payable percentage		[1]	20.00%
Suppliers F [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Accounts payable		[1]	$ 114,993
Accounts payable percentage		[1]	15.00%

[1]	The percentage is below 10%